Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates [Line Items]
Carrying amount		S/ 2,103	S/ 2,753
Inversiones Maje S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates [Line Items]
Class of share		Common
Interest in capital		9.59%	9.59%
Carrying amount		S/ 2,103	S/ 2,103
Obratres S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates [Line Items]
Class of share		Common
Interest in capital		37.50%	37.50%
Carrying amount			S/ 649
Gasoducto Sur Peruano S.A. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates [Line Items]
Class of share		Common
Interest in capital	[1]	21.49%	21.49%
Carrying amount	[1]
Concesionaria Chavimochic S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates [Line Items]
Class of share		Common
Interest in capital	[2]	26.50%	26.50%
Carrying amount	[2]
Others [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments in Associates [Line Items]
Class of share		Common
Carrying amount			S/ 1

[1]	Gasoducto Sur Peruano S.A.
[2]	Concesionaria Chavimochic S.A.C.